CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts receivable, net of allowance for doubtful accounts	$ 1,773	$ 2,092
Accrued expenses and other liabilities	15,072	9,636
Income tax payable	4,282	2,627
Deferred revenue	17,143	9,450
Refundable fees	4,300	3,524
Deferred tax liabilities, non-current portion	677	132
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	480,000,000	480,000,000
Ordinary shares, Issued	135,532,141	134,386,849
Ordinary shares, outstanding	135,532,141	134,386,849
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	13,361	8,789
Income tax payable	3,661	2,319
Deferred revenue	17,120	9,408
Refundable fees	4,300	3,524
Deferred tax liabilities, non-current portion